Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

Note 22—Segment Information

        As a result of the Acquisition, we evaluate our results from operations from two business segments—our Structured Business and our Agency Business. See Note 1—Description of Business for a description of each segment.

        The summarized statements of income and balance sheet data, as well as certain other data, by segment are included in the following tables ($ in thousands). Specifically identifiable costs are recorded directly to each business segment. For items not specifically identifiable, costs have been allocated between the business segments using the most meaningful allocation methodologies, which was predominately direct labor costs (i.e., time spent working on each business segment). Such costs include, but are not limited to, compensation and employee related costs, selling and administrative expenses, management fees (through May 31, 2017—effective date of the full internalization of our management team and termination of the existing management agreement with our Former Manager) and stock-based compensation.

        The comparable summarized statements of income for 2015 is not provided since we operated as a single business segment in that period.

	Year Ended December 31, 2017
	Structured Business	Agency Business	Other / Eliminations(1)	Consolidated
Interest income	$136,526	$19,651	$—	$156,177
Interest expense	74,136	12,089	3,847	90,072

Net interest income	62,390	7,562	(3,847)	66,105

Other revenue:
Gain on sales, including fee-based services, net	—	72,799	—	72,799
Mortgage servicing rights	—	76,820	—	76,820
Servicing revenue	—	76,412	—	76,412
Amortization of MSRs	—	(47,202)	—	(47,202)
Property operating income	10,973	—	—	10,973
Other income, net	2,083	(1,398)	—	685

Total other revenue	13,056	177,431	—	190,487

Other expenses:
Employee compensation and benefits	19,555	72,571	—	92,126
Selling and administrative	11,765	18,973	—	30,738
Property operating expenses	10,482	—	—	10,482
Depreciation and amortization	1,784	5,601	—	7,385
Impairment loss on real estate owned	3,200	—	—	3,200
Provision for loss sharing (net of recoveries)	—	(259)	—	(259)
Provision for loan losses (net of recoveries)	(456)	—	—	(456)
Management fee—related party	3,259	3,414	—	6,673

Total other expenses	49,589	100,300	—	149,889

Income before gain on extinguishment of debt, loss from equity affiliates and provision for income taxes	25,857	84,693	(3,847)	106,703
Gain on extinguishment of debt	7,116	—	—	7,116
Loss from equity affiliates	(2,951)	—	—	(2,951)
Provision for income taxes	(957)	(12,402)	—	(13,359)

Net income	29,065	72,291	(3,847)	97,509

Preferred stock dividends	7,554	—	—	7,554
Net income attributable to noncontrolling interest	—	—	24,120	24,120

Net income attributable to common stockholders	$21,511	$72,291	$(27,967)	$65,835

        The Agency Business information for 2016 in the following table includes only the operating results of the Acquisition from July 14, 2016 (Acquisition closing date) to December 31, 2016.

	Year Ended December 31, 2016
	Structured Business	Agency Business	Other / Eliminations(1)	Consolidated
Interest income	$109,622	$6,551	$—	$116,173
Other interest income, net	2,539	—	—	2,539
Interest expense	57,943	3,887	1,793	63,623

Net interest income	54,218	2,664	(1,793)	55,089

Other revenue:
Gain on sales, including fee-based services, net	—	24,594	—	24,594
Mortgage servicing rights	—	44,941	—	44,941
Servicing revenue	—	30,759	—	30,759
Amortization of MSRs	—	(21,705)	—	(21,705)
Property operating income	14,881	—	—	14,881
Other income, net	542	499	—	1,041

Total other revenue	15,423	79,088	—	94,511

Other expenses:
Employee compensation and benefits	14,884	23,763	—	38,647
Selling and administrative	9,714	7,873	—	17,587
Acquisition costs	—	—	10,262	10,262
Property operating expenses	13,501	—	—	13,501
Depreciation and amortization	2,454	2,568	—	5,022
Impairment loss on real estate owned	11,200	—	—	11,200
Provision for loss sharing	—	2,235	—	2,235
Provision for loan losses (net of recoveries)	(134)	—	—	(134)
Management fee—related party	9,044	3,556	—	12,600

Total other expenses	60,663	39,995	10,262	110,920

Income before gain on sale of real estate, income from equity affiliates and provision for income taxes	8,978	41,757	(12,055)	38,680
Gain on sale of real estate	11,631	—	—	11,631
Income from equity affiliates	12,995	—	—	12,995
Provision for income taxes	—	(825)	—	(825)

Net income	33,604	40,932	(12,055)	62,481

Preferred stock dividends	7,554	—	—	7,554
Net income attributable to noncontrolling interest	—	—	12,131	12,131

Net income attributable to common stockholders	$26,050	$40,932	$(24,186)	$42,796

	December 31, 2017
	Structured Business	Agency Business	Other / Eliminations	Consolidated
Assets:
Cash and cash equivalents	$37,056	$67,318	$—	$104,374
Restricted cash	139,398	—	—	139,398
Loans and investments, net	2,579,127	—	—	2,579,127
Loans held-for-sale, net	—	297,443	—	297,443
Capitalized mortgage servicing rights, net	—	252,608	—	252,608
Securities held-to-maturity, net	—	27,837	—	27,837
Investments in equity affiliates	23,653	—	—	23,653
Goodwill and other intangible assets	12,500	109,266	—	121,766
Other assets	66,227	13,512	—	79,739

Total assets	$2,857,961	$767,984	$—	$3,625,945

Liabilities:
Debt obligations	$2,189,700	$291,536	$50,000	$2,531,236
Allowance for loss-sharing obligations	—	30,511	—	30,511
Other liabilities	155,814	42,819	1,009	199,642

Total liabilities	$2,345,514	$364,866	$51,009	$2,761,389

	December 31, 2016
	Structured Business	Agency Business	Other / Eliminations	Consolidated
Assets:
Cash and cash equivalents	$103,156	$35,489	$—	$138,645
Restricted cash	16,230	13,085	—	29,315
Loans and investments, net	1,695,732	—	—	1,695,732
Loans held-for-sale, net	—	673,367	—	673,367
Capitalized mortgage servicing rights, net	—	227,743	—	227,743
Investments in equity affiliates	33,949	—	—	33,949
Goodwill and other intangible assets	—	97,490	—	97,490
Other assets	63,351	11,194	—	74,545

Total assets	$1,912,418	$1,058,368	$—	$2,970,786

Liabilities:
Debt obligations	$1,307,974	$660,144	$50,000	$2,018,118
Allowance for loss-sharing obligations	—	32,408	—	32,408
Other liabilities	133,788	38,216	1,218	173,222

Total liabilities	$1,441,762	$730,768	$51,218	$2,223,748

	Year Ended December 31,
	2017	2016	2015
Origination Data:
Structured Business
New loan originations	$1,842,974	$847,683	$828,218
Loan payoffs / paydowns	924,120	553,409	828,670
Agency Business
Origination Volumes by Investor:
Fannie Mae	$2,929,481	$1,668,581
Freddie Mac	1,322,498	456,422
FHA	189,087	24,630
CMBS/Conduit	21,370	—

Total	$4,462,436	$2,149,633

Total loan commitment volume	$4,344,328	$2,129,720

Loan Sales Data:
Agency Business
Fannie Mae	$3,223,953	$1,130,392
Freddie Mac	1,399,029	332,319
FHA	170,554	29,673
CMBS/Conduit	21,370	—

Total	$4,814,906	$1,492,384 (1)

Sales margin (fee-based services as a % of loan sales)	1.51%	1.65%

MSR rate (MSR income as a % of loan commitments)	1.77%	2.11%

(1)	Loan sales were $1.91 billion for 2016, including loans that were acquired as part of the Acquisition.

	December 31, 2017
Key Servicing Metrics for Agency Business:	UPB of Servicing Portfolio	Wtd. Avg. Servicing Fee Rate (basis points)	Wtd. Avg. Life of Servicing Portfolio (in years)
Fannie Mae	$12,502,699	53.6	6.9
Freddie Mac	3,166,134	29.5	10.5
FHA	537,482	16.5	19.6

Total	$16,206,315	47.7	8.1

	December 31, 2016
Fannie Mae	$11,181,152	53.4	6.6
Freddie Mac	1,953,245	22.3	10.5
FHA	420,689	14.4	19.2

Total	$13,555,086	47.8	7.6